Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	2019		2018		2017		December 31, 2019		December 31, 2018
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	153	29,114	445	24,456	381	21,704	35	360	378	4,019
Fresenius SE affiliates	4,420	105,832	3,819	101,590	11,111	81,491	2,003	6,416	681	8,470
Equity method investees	49,052	—	58,362	—	82,628	—	68,300	—	108,655	—
Total	53,625	134,946	62,626	126,046	94,120	103,195	70,338	6,776	109,714	12,489

Products
Fresenius SE	3	—	—	—	1	—	—	—	—	—
Fresenius SE affiliates	44,771	37,279	33,564	39,181	30,529	40,467	16,803	3,405	8,750	3,658
Equity method investees	—	469,474	—	399,667	—	399,180	—	36,262	—	57,975
Total	44,774	506,753	33,564	438,848	30,530	439,647	16,803	39,667	8,750	61,633
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €8,352 and €9,376 at December 31, 2019 and 2018.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	2019			2018		2017		December 31, 2019
		Interest	Lease	Lease	Lease	Lease	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	income	expense	income	expense	asset	liability
Fresenius SE	4,580	501	4,005	—	8,745	—	8,456	30,336	30,820
Fresenius SE affiliates	12,589	1,396	452	—	15,852	—	13,676	91,879	92,126
Total	17,169	1,897	4,457	—	24,597	—	22,132	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.